Segment reporting	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segment reporting	Segment reporting
Information about our reportable segments for the years ended December 31, 2022, 2021 and 2020 is as follows:

For the year ended December 31, 2022

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$11,196	$243,951	$570,668	$737,058	$1,562,873	$—	$1,562,873
Vessel operating costs	(9,076)	(36,507)	(112,407)	(165,735)	(323,725)	—	(323,725)
Voyage expenses	—	(44,996)	(26,641)	(21,061)	(92,698)	—	(92,698)
Depreciation - owned or sale and leaseback vessels	(1,593)	(20,874)	(75,360)	(70,181)	(168,008)	—	(168,008)
Depreciation - right of use assets	—	—	(8,297)	(30,530)	(38,827)	—	(38,827)
General and administrative expenses	(335)	(1,367)	(4,134)	(6,230)	(12,066)	(76,065)	(88,131)
Reversal of previously recorded impairment	—	—	—	12,708	12,708	—	12,708
Net loss on sale of vessels	(44,701)	—	(12,446)	(9,339)	(66,486)	—	(66,486)
Financial expenses	—	—	—	—	—	(169,795)	(169,795)
Gain on repurchase of convertible notes	—	—	—	—	—	481	481
Financial income	20	—	—	637	657	6,227	6,884
Other income, net	1,577	—	—	—	1,577	398	1,975
Segment income or loss	(42,912)	140,207	331,383	447,327	876,005	(238,754)	637,251
For the year ended December 31, 2021

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$47,053	$50,143	$180,912	$262,678	$540,786	$—	$540,786
Vessel operating costs	(29,883)	(38,157)	(105,714)	(161,086)	(334,840)	—	(334,840)
Voyage expenses	24	(477)	(246)	(2,756)	(3,455)	—	(3,455)
Depreciation - owned or sale and leaseback vessels	(20,970)	(21,120)	(81,062)	(74,315)	(197,467)	—	(197,467)
Depreciation - right of use assets	—	(1,773)	(8,503)	(32,510)	(42,786)	—	(42,786)
General and administrative expenses	(1,158)	(1,464)	(4,050)	(6,148)	(12,820)	(39,926)	(52,746)
Financial expenses	—	—	—	—	—	(144,104)	(144,104)
Loss on exchange of convertible notes	—	—	—	—	—	(5,504)	(5,504)
Financial income	2	—	(5)	602	599	3,024	3,623
Other income and (expenses), net	—	—	—	—	—	2,058	2,058
Segment income or loss	$(4,932)	$(12,848)	$(18,668)	$(13,535)	$(49,983)	$(184,452)	$(234,435)
For the year ended December 31, 2020

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$87,026	$105,353	$375,594	$347,919	915,892	$—	$915,892
Vessel operating costs	(30,396)	(47,791)	(107,710)	(147,851)	(333,748)	—	(333,748)
Voyage expenses	(60)	(402)	(3,479)	(4,018)	(7,959)	—	(7,959)
Depreciation - owned or sale and leaseback vessels	(20,557)	(21,359)	(79,208)	(73,144)	(194,268)	—	(194,268)
Depreciation - right of use assets	—	(12,017)	(8,583)	(30,950)	(51,550)	—	(51,550)
Impairment of vessels	—	—	—	(14,207)	(14,207)	—	(14,207)
Impairment of goodwill	(2,639)	—	—	—	(2,639)	—	(2,639)
General and administrative expenses	(1,180)	(1,960)	(4,029)	(6,060)	(13,229)	(52,958)	(66,187)
Financial expenses	—	—	—	—	—	(154,971)	(154,971)
Gain on repurchase of convertible notes	—	—	—	—	—	1,013	1,013
Financial income	104	9	51	520	684	565	1,249
Other income and (expenses), net	—	—	—	—	—	1,499	1,499
Segment income or loss	$32,298	$21,833	$172,636	$72,209	$298,976	$(204,852)	$94,124
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2022, 2021 and 2020, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2022	2021	2020
MR	Scorpio MR Pool Limited (1)	$639,743	$256,874	$340,937
LR2	Scorpio LR2 Pool Limited (1)	456,002	180,912	369,476
Handymax	Scorpio Handymax Tanker Pool Limited (1)	79,636	50,143	105,355
		$1,175,381	$487,929	$815,768

(1)These customers are related parties as described in Note 15.